Condensed Consolidated Statements of Cash Flows (Allied Integral United Inc) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) / income	$ (3,971,204)	$ 1,251,080		$ (13,775,071)	$ (7,778,407)
Adjustments required to reconcile net loss to cash flows from operating activities
Depreciation			$ 27,000
Amortization of debt issuance costs			11,000
Stock based compensation			21,000	80,000	87,000	$ 84,000
Changes in operating assets and liabilities
Accounts receivable			124,000	(344,000)	343,000	(151,000)
Other non-current asset					(9,000)
Net cash used in operating activities			(1,470,000)	(3,138,000)	(8,803,000)	(6,931,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property and equipment						(189,000)
Net cash provided/(used) by investing activities			1,212,000	1,222,000		(189,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash used in financing activities			1,388,000	2,479,000	3,900,000	9,680,000
Cash and restricted cash at beginning	1,276,000	713,000	713,000	713,000	5,616,000	3,056,000
Cash and restricted cash at end			1,843,000	1,276,000	713,000	5,616,000
Allied Integral United Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) / income	(3,971,204)	1,251,080		(13,775,070)	(7,778,407)
Loss from discontinued operations, net of tax	(312,012)	3,858,705		1,115,540	1,781,851
Loss from continuing operations, net of tax	(3,659,192)	(2,607,625)		(14,890,610)	(9,560,258)
Adjustments required to reconcile net loss to cash flows from operating activities
Depreciation	174,459	154,128		601,314	576,637
Allowance for doubtful accounts	206,741			(5,016)	(10,298)
Non-cash lease expenses	218,844	319,684		1,298,177
Amortization of debt issuance costs	258	258		1,032	2,059
Stock based compensation	637,896	50,000		1,809,935
Unrealized gain/loss on Securities	(244,000)			1,295,000
Changes in operating assets and liabilities
Accounts receivable	(133,436)	15,177		(49,874)	(63,224)
Prepaid expenses	6,314	(540,509)		(76,864)	108,366
Other current assets
Accounts payable	570,502	1,009,160		1,859,609	1,767,149
Accrued expenses	72,001	(333,665)		(299,332)	200,365
Accrued interest	8,769	9,182		44,398	59,230
Deferred revenue	(201,931)	34,300		322,722	(184,232)
Other non-current asset	1,692,243	90,668		(227,021)	95,452
Other current liabilities	(1,552,398)	14,240		(12,637)	(518,465)
Change in operating lease liability	(73,866)	(179,081)		(648,022)
Net cash used in activities of continuing operations	(2,276,797)	(1,964,083)		(8,977,189)	(7,527,219)
Net cash provided by (used in) operating activities of discontinued operations	155,834	(311,561)		(837,446)	(299,737)
Net cash used in operating activities	(2,120,963)	(2,275,644)		(9,814,636)	(7,826,956)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property and equipment	(26,720)	(19,088)		(193,000)	(2,062,241)
Payment for capitalized software costs	(480,000)			(160,104)
Net cash used in investing activities of continuing operations	(506,720)	(19,088)		(353,104)	(2,062,241)
Net cash provided by investing activities of discontinued operations		13,867,563		16,101,584	14,334,614
Net cash provided/(used) by investing activities	(506,720)	13,848,475		15,748,480	12,272,373
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of long-term debt	38,202	(150,890)		(1,115,112)	(1,985,557)
Borrowings on long-term debt	2,345,179	35,032		1,802,957	3,322,985
Cash contributions					532,969
Cash distributions to partners					(252,548)
Proceeds from sale of preferred stock and member units in subsidiary	670,062	755,000		4,196,963	5,776,828
Net cash provided by continuing operations	3,053,443	639,142		4,884,808	7,394,677
Net cash used in financing activities of discontinued operations	(492,426)	(11,686,739)		(13,512,806)	(8,884,971)
Net cash used in financing activities	2,561,017	(11,047,597)		(8,627,998)	(1,490,294)
Change in cash and restricted cash from continuing operations	269,927	(1,344,029)		(4,445,486)	(2,194,783)
Change in cash and restricted cash from discontinued operations	(336,594)	1,869,263		1,751,331	5,149,906
Cash and restricted cash at beginning	870,066	3,564,223	$ 3,564,223	3,564,223	609,100
Cash and restricted cash at end	803,399	4,089,457		870,066	3,564,223	$ 609,100
Reconciliation of cash and restricted cash
Cash	696,915	3,915,086		780,262	2,900,207
Restricted cash	106,484	174,371		89,804	664,016
Cash and restricted cash at end of period	803,399	4,089,457		870,067	3,564,223
Supplemental cash flow information:
Interest paid					2,585,370
Taxes paid
Non-cash financing activities
Right of use asset adoption					37,750,615
Non-cash guarantee fees					3,016
Debt to equity or non-controlling interest				325,000	325,000
Preferential interest in real estate for 400,000 shares issued by STI				$ 1,600,000